Year-End Non-Accrual Loans, Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 14,142	$ 11,299
Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	13,760	10,559
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	142	1,134
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	1,087	641
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	2,356	1,966
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	10,175	6,818
Business Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	170	305
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	167	284
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	3	21
Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	212	435
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 212	$ 435